united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

QuantX Dynamic Beta US Equity ETF (XUSA)
QuantX Risk Managed Growth ETF (QXGG)
QuantX Risk Managed Multi-Asset Total Return ETF (QXTR)

Annual Report
November 30, 2018

1-866-270-0300
www.quantxfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the QuantX ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.quantxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

QuantX Dynamic Beta US Equity ETF

We are pleased to present this annual report for the QuantX Dynamic Beta US Equity ETF (“XUSA” or “the Fund”) for the one-year period ended November 30, 2018.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Dynamic Beta US Equity Index (“XUSAI” or “the Underlying Index”).

The Fund is designed to attempt to create smarter risk exposure relative to FTSE/Russell 1000 Index benchmark. Security selection and portfolio beta are optimized in an attempt to maximize upside/downside capture. This is attempted to be accomplished by identifying companies that have more upside (good) volatility versus downside (bad) volatility using option market data. The overall portfolio beta is designed to dynamically adjust to changes market volatility in an attempt to optimize risk-adjusted returns.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

From November 30, 2017 through November 30, 2018 (the “reporting period”), the Fund increased 7.42%, while the Underlying Index increased 8.07%. The Fund had a net asset value adjusted for distributions of $27.64 as of November 30, 2017 and ended the reporting period with a net asset value of $29.69 on November 30, 2018.

Given volatile equity market conditions, the Fund maintained a higher defensive posture and held primarily low beta securities during the reporting period. Twitter Inc (TWTR), Michaels Cos. Inc. (MIK), and OneMain Holdings Inc. (OMF) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns were, Intrexon Corp. (XON), Southwest Energy Co. (SWN), and Range Resources Corp. (RRC).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 21, 2017, the Fund paid total income distributions of $0.2309 per share with no distributed capital gains.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

6074-NLD-01/22/2019

QuantX Risk Managed Growth ETF

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Growth ETF (“QXGG” or “the Fund”) for the one-year period ended November 30, 2018.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Growth Index (“QXGGI” or “the Underlying Index”).

The Fund is designed to attempt to provide investors with equity exposure while seeking to manage downside risk. The Fund uses a proprietary methodology seeking to select the best performing domestic and international equity ETFs in an attempt to maximize capital growth. Portfolio exposure to cash and fixed income instruments is managed in seeking to manage downside risk during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

From November 30, 2017 through November 30, 2018 (the “reporting period”), the Fund increased 2.77%, while the Underlying Index increased 3.37%. The Fund had a net asset value adjusted for distributions of $27.49 as of November 30, 2017 and ended the reporting period with a net asset value of $28.28 on November 30, 2018.

Given more volatile equity market conditions, long exposure to broad domestic equity via the S&P500 (SPY) resulted in losses for the Fund during the reporting period. The QuantX Dynamic Beta US Equity ETF (XUSA) provided almost all of the positive return over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, were iShares MSCI EAFE ETF (IEFA), iShares 7-10 Year Treasury Bond ETF (IEF) and iShares Core U.S. Aggregate Bond ETF (AGG).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 22, 2017, the Fund paid total income distributions of $0.1663 per share and total short-term capital gains distributions of $0.0959.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

6114-NLD-01/24/2019

QuantX Risk Managed Multi-Asset Total Return ETF

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Multi-Asset Total Return ETF (“QXTR” or “the Fund”) for the one-year period ended November 30, 2018.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Multi-Asset Total Return Index (“QXTRI” or “the Underlying Index”).

The Fund is designed to attempt to provide investors with exposure to higher returning asset classes while seeking to manage downside risk. The Fund uses a proprietary methodology seeking to select the best performing asset class ETFs in an attempt to maximize total returns. Portfolio exposure to cash and fixed income instruments is managed in seeking to manage downside risk during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

From November 30, 2017 through November 30, 2018 (the “reporting period”), the Fund decreased 3.41%, while the Underlying Index decreased 2.83%. The Fund had a net asset value adjusted for dividends of $25.57 on November 30, 2017 and ended the reporting period with a net asset value of $24.71 on November 30, 2018.

With broadly negative performance across global asset classes, the Fund’s net offense exposure was responsible for losses during the reporting period. The SPDR S&P500 ETF Trust (SPY) and Energy Select Sector SPDR Fund (XLE) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, iShares Core MSCI EAFE ETF (IEFA) and iShares 7-10 Year Treasury Bond ETF (IEF).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 21, 2017, the Fund paid total income distributions of $0.3883 per share with no distributed capital gains.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

6115-NLD-01/24/2019

QuantX Dynamic Beta US Equity ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	1 Year	Since Inception**
	Return	November 30, 2018
QuantX Dynamic Beta US Equity ETF - NAV	7.42%	10.37%
QuantX Dynamic Beta US Equity ETF - Market Price	7.31%	10.33%
QuantX Dynamic Beta US Equity Index	8.07%	10.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 0.59% per the most recent prospectus.

QuantX Dynamic Beta US Equity (XUSA) Index is reconstituted monthly and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings. Due to the nature of the XUSA Fund’s strategy, it may have relatively high portfolio turnover compared to other funds, which may lead to higher transaction costs that may affect the XUSA Fund’s performance.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Food	14.6%
Retail	11.3%
Electric	11.0%
Beverages	7.7%
Insurance	7.5%
Real Estate Investment Trusts	6.8%
Healthcare Services	5.2%
Gas	4.9%
Commercial Services	4.1%
Oil & Gas	3.5%
Other Assets in Excess of Liabilities	23.4%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	1 Year	Since Inception**
	Return	November 30, 2018
QuantX Risk Managed Growth ETF - NAV	2.77%	7.56%
QuantX Risk Managed Growth ETF - Market Price	2.47%	7.40%
QuantX Risk Managed Growth Index	3.37%	8.30%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.17% per the most recent prospectus.

QuantX Risk Managed Growth (QXGG) Index will be allocated to equity securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding certain securities is elevated, the QXGG Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXGG Index may have exposure to companies in any industry, country, and of any market capitalization. The QXGG Fund defines equity securities as common and preferred stock, as well as total returns swaps on those securities. The QXGG Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXGG Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Asset Allocation Fund	51.1%
Exchange Traded Funds - Equity Funds	13.6%
Exchange Traded Funds - Debt Fund	10.4%
Other Assets in Excess of Liabilities	24.9%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Multi-Asset Total Return ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	1 Year	Since Inception**
	Return	November 30, 2018
QuantX Risk Managed Multi-Asset Total Return ETF - NAV	(3.41)%	0.16%
QuantX Risk Managed Multi-Asset Total Return ETF - Market Price	(3.42)%	0.14%
QuantX Risk Managed Multi-Asset Total Return Index	(2.83)%	0.91%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.45% per the most recent prospectus.

QuantX Risk Managed Multi-Asset Total Return (QXTR) Index will be allocated to the asset classes in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXTR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXTR Index may have exposure to companies in any industry, country, and of any market capitalization. The QXTR Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	44.0%
Exchange Traded Funds - Debt Funds	15.9%
Exchange Traded Funds - Commodity Funds	7.0%
Exchange Traded Funds - Specialty Fund	0.7%
Other Assets in Excess of Liabilities	32.4%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

Quantx Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS
November 30, 2018

Shares		Value

	COMMON STOCKS - 89.5%
	AEROSPACE/DEFENSE - 0.1%
234	HEICO Corp.	$19,778

	AGRICULTURE - 2.5%
11,844	Bunge Ltd.	675,937

	BEVERAGES - 7.7%
19,350	Coca-Cola Co.	975,240
2,826	Constellation Brands, Inc.	553,218
4,410	PepsiCo, Inc.	537,755
		2,066,213
	COMMERCIAL SERVICES - 4.1%
12,006	IHS Markit Ltd. *	640,760
10,512	ServiceMaster Global Holdings, Inc. *	465,366
		1,106,126
	COMPUTERS - 1.5%
6,210	Amdocs Ltd.	403,091

	COSMETICS/PERSONAL CARE - 0.8%
3,474	Colgate-Palmolive Co.	220,668

	DISTRIBUTION/WHOLESALE - 0.9%
4,122	KAR Auction Services, Inc.	235,531

	ELECTRIC - 11.0%
5,778	Alliant Energy Corp.	262,263
2,610	Ameren Corp.	179,098
792	Avangrid, Inc.	39,901
1,584	Dominion Energy, Inc.	118,008
900	Duke Energy Corp.	79,713
3,204	Entergy Corp.	278,940
2,970	Eversource Energy	202,970
27,072	MDU Resources Group, Inc.	716,596
29,520	PPL Corp.	903,017
2,934	Public Service Enterprise Group, Inc.	164,011
		2,944,517
	FOOD - 14.6%
25,812	Conagra Brands, Inc.	834,760
7,434	Hershey Co.	805,102
11,988	Kroger Co.	355,564
4,806	McCormick & Co., Inc.	720,900
6,372	Post Holdings, Inc. *	616,491
24,588	Sprouts Farmers Market, Inc. *	566,016
		3,898,833
	GAS - 4.9%
3,222	Atmos Energy Corp.	308,249
38,196	NiSource, Inc.	1,009,138
		1,317,387

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value

	COMMON STOCKS - 89.5% (Continued)
	HEALTHCARE SERVICES - 5.2%
5,472	Encompass Health Corp.	$411,549
2,970	Humana, Inc.	978,526
		1,390,075
	HOUSEHOLD PRODUCTS - 3.0%
4,806	Clorox Co.	795,970

	INSURANCE - 7.5%
19,962	Arch Capital Group Ltd. *	571,312
9,648	Axis Capital Holdings Ltd.	534,017
13,086	Brown & Brown, Inc.	379,756
3,924	RenaissanceRe Holdings Ltd.	520,362
		2,005,447
	MINING - 0.9%
4,284	Newmont Mining Corp.	138,545
1,350	Royal Gold, Inc.	98,753
		237,298
	OIL & GAS - 3.5%
60,138	Centennial Resource Development, Inc. *	933,342

	PACKAGING & CONTAINERS - 1.3%
6,930	Bemis Co., Inc.	337,907

	PHARMACEUTICALS - 1.6%
3,672	Eli Lilly & Co.	435,646

	RETAIL - 11.3%
7,488	Dollar General Corp.	831,093
7,974	Dunkin’ Brands Group, Inc.	590,076
2,484	Ulta Beauty, Inc. *	739,710
8,694	Walmart, Inc.	848,969
		3,009,848
	SOFTWARE - 1.0%
1,350	Tyler Technologies, Inc. *	260,226

	TELECOMMUNICATIONS - 2.8%
11,304	Verizon Communications, Inc.	681,631
2,358	Zayo Group Holdings, Inc. *	62,063
		743,694
	WATER - 3.3%
25,938	Aqua America, Inc.	889,414

	TOTAL COMMON STOCKS (Cost $23,949,145)	23,926,948

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.8%
40,428	Columbia Property Trust, Inc.	$867,989
7,182	Federal Realty Investment Trust	948,670
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,805,976)	1,816,659

	TOTAL INVESTMENTS - 96.3% (Cost $25,755,121)	$25,743,607
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	978,088
	TOTAL NET ASSETS - 100.0%	$26,721,695

ETF - Exchange Traded Fund

*	Non-Income producing security.

See accompanying notes to financial statements.

Quantx Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS
November 30, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 75.1%
	ASSET ALLOCATION FUND - 51.1%
824,942	Quantx Dynamic Beta US Equity ETF #	$24,550,274

	DEBT FUND - 10.4%
49,232	iShares 7-10 Year Treasury Bond ETF	5,010,833

	EQUITY FUNDS - 13.6%
12,682	iShares MSCI EAFE ETF	747,984
20,944	SPDR S&P 500 ETF Trust	5,773,214
		6,521,198

	TOTAL EXCHANGE TRADED FUNDS (Cost $35,662,307)	36,082,305

	TOTAL INVESTMENTS - 75.1% (Cost $35,662,307)	$36,082,305
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.9%	11,990,387
	TOTAL NET ASSETS - 100.0%	$48,072,692

ETF - Exchange Traded Fund

#	Affiliated investment

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS
November 30, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 67.6%
	COMMODITY FUNDS - 7.0%
9,261	Invesco DB Gold Fund	$354,141
126,306	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,000,055
		2,354,196
	DEBT FUNDS - 15.9%
21,303	Invesco Senior Loan ETF	482,726
1,539	iShares 20+ Year Treasury Bond ETF	177,493
42,849	iShares 7-10 Year Treasury Bond ETF	4,361,171
2,646	iShares Core U.S. Aggregate Bond ETF	277,512
		5,298,902
	EQUITY FUNDS - 44.0%
26,109	Alerian MLP ETF	249,341
17,253	Consumer Staples Select Sector SPDR Fund	970,654
3,996	Energy Select Sector SPDR Fund	264,176
3,726	Invesco QQQ Trust Series 1	631,073
33,858	Invesco S&P 500 Low Volatility ETF	1,697,979
8,451	iShares Cohen & Steers REIT ETF	879,496
9,342	iShares Mortgage Real Estate ETF	407,031
2,538	iShares MSCI ACWI ETF	177,228
5,940	iShares Russell 1000 Growth ETF	851,321
1,539	iShares Russell 2000 ETF	234,882
4,509	iShares U.S. Real Estate ETF	368,746
17,091	SPDR S&P 500 ETF Trust	4,711,134
9,288	Technology Select Sector SPDR Fund	631,027
23,868	Utilities Select Sector SPDR Fund	1,326,822
1,647	Vanguard Total Stock Market ETF	232,803
35,721	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	1,050,555
		14,684,268
	SPECIALTY FUND - 0.7%
10,908	Cambria Tail Risk ETF	225,468

	TOTAL EXCHANGE TRADED FUNDS (Cost $22,907,622)	22,562,834

	TOTAL INVESTMENTS - 67.6% (Cost $22,907,622)	$22,562,834
	OTHER ASSETS IN EXCESS OF LIABILITIES - 32.4%	10,794,709
	TOTAL NET ASSETS - 100.0%	$33,357,543

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2018

	Dynamic	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset
	ETF	ETF	Total Return ETF
ASSETS
Investment securities:
Unaffiliated investments at cost	$25,755,121	$11,249,767	$22,907,622
Affiliated investments at cost	—	24,412,540	—
Unaffiliated investments at value	$25,743,607	$11,532,031	$22,562,834
Affiliated investments at value	—	24,550,274	—
Cash	5,843,257	28,454,845	11,075,546
Dividends and interest receivable	21,856	—	—
Receivable for investments sold	—	—	960,884
TOTAL ASSETS	31,608,720	64,537,150	34,599,264

LIABILITIES
Payable for investments purchased	4,882,733	16,452,836	1,218,967
Investment advisory fees payable	4,292	11,622	22,754
TOTAL LIABILITIES	4,887,025	16,464,458	1,241,721
NET ASSETS	$26,721,695	$48,072,692	$33,357,543

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$29,014,579	$48,655,097	$36,597,851
Accumulated Earnings/(Loss)	(2,292,884)	(582,405)	(3,240,308)
NET ASSETS	$26,721,695	$48,072,692	$33,357,543

Net Asset Value Per Share:
Shares:
Net Assets	$26,721,695	$48,072,692	$33,357,543
Shares of beneficial interest outstanding	900,000	1,700,000	1,350,000
Net asset value, offering price and redemption price per share
(Net Assets ÷ Shares Outstanding)	$29.69	$28.28	$24.71

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2018

	Dynamic	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset
	ETF	ETF	Total Return ETF
INVESTMENT INCOME
Dividends	$375,673	$557,710	$1,279,200
Dividends from Affiliated investments	—	323,097	—
Interest	16,446	80,898	74,837
Less: Foreign withholding taxes	(618)	—	—
TOTAL INVESTMENT INCOME	391,501	961,705	1,354,037

EXPENSES
Investment advisory fees	182,280	514,456	545,136
TOTAL EXPENSES	182,280	514,456	545,136

Less: Fees waived by the Advisor	—	(82,146)	—

NET EXPENSES	182,280	432,310	545,136
NET INVESTMENT INCOME	209,221	529,395	808,901

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(2,419,941)	(904,298)	(2,409,146)
Affiliated investments	—	(138,424)	—
Redemptions in kind from Unaffiliated investments	5,216,263	630,696	2,735,733
Redemptions in kind from Affiliated investments	—	5,902,468	—
Distributions of long term capital gains from underlying investment companies	13,036	—	70,441
Net realized gain:	2,809,358	5,490,442	397,028
Net change in unrealized depreciation:
Unaffiliated investments	(524,085)	(693,093)	(2,294,423)
Affiliated investments	—	(3,860,837)	—
Net change in unrealized appreciation (depreciation):	(524,085)	(4,553,930)	(2,294,423)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	2,285,273	936,512	(1,897,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,494,494	$1,465,907	$(1,088,494)

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Dynamic Beta US Equity ETF
	For the Year Ended	For the Period Ended
	November 30, 2018	November 30, 2017 *
FROM OPERATIONS
Net investment income	$209,221	$288,836
Net realized loss from investments	(2,419,941)	(614,070)
Net realized gain from redemptions in-kind	5,216,263	4,101,504
Distributions of long term capital gains from underlying investment companies	13,036	2,412
Net change in unrealized appreciation (depreciation) on investments	(524,085)	512,571
Net increase in net assets resulting from operations	2,494,494	4,291,253

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(346,350)	—
Total distributions to shareholders	(346,350)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	92,949,071	94,760,361
Cost of shares redeemed	(110,173,251)	(57,253,883)
Net increase (decrease) in net assets from shares of beneficial interest	(17,224,180)	37,506,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,076,036)	41,797,731

NET ASSETS
Beginning of period	41,797,731	—
End of period **	$26,721,695	$41,797,731

SHARE ACTIVITY
Shares Sold	3,150,000	3,650,000
Shares Redeemed	(3,750,000)	(2,150,000)
Net increase (decrease) in shares of beneficial interest outstanding	(600,000)	1,500,000

*	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

**	Net Assets-End of Year includes accumulated net investment income of $285,357 as of November 30, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Growth ETF
	For the Year Ended	For the Period Ended
	November 30, 2018	November 30, 2017 *
FROM OPERATIONS
Net investment income (loss)	$529,395	$(98,510)
Net realized gain (loss) from unaffiliated investments	(904,298)	127,542
Net realized loss from affiliated investments	(138,424)	(22,659)
Net realized gain from redemptions in-kind from Unaffiliated investments	630,696	1,825,124
Net realized gain from redemptions in-kind from Affiliated investments	5,902,468	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(693,093)	975,357
Net change in unrealized appreciation (depreciation) on affiliated investments	(3,860,837)	3,998,571
Net increase in net assets resulting from operations	1,465,907	6,805,425

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(629,280)	—
Total distributions to shareholders	(629,280)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,571,896	87,684,870
Cost of Shares Redeemed	(58,969,113)	(27,857,013)
Net increase (decrease) in net assets from shares of beneficial interest	(19,397,217)	59,827,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,560,590)	66,633,282

NET ASSETS
Beginning of period	66,633,282	—
End of period **	$48,072,692	$66,633,282

SHARE ACTIVITY
Shares Sold	1,400,000	3,450,000
Shares Reinvested	(2,100,000)	(1,050,000)
Net increase (decrease) in shares of beneficial interest outstanding	(700,000)	2,400,000

*	The QuantX Risk Managed Growth ETF commenced operations on January 25, 2017.

**	Net Assets-End of Year includes accumulated net investment income of $- as of November 30, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Multi-Asset Total Return ETF
	For the Year Ended	For the Period Ended
	November 30, 2018	November 30, 2017 *
FROM OPERATIONS
Net investment income	$808,901	$220,401
Net realized loss from investments	(2,409,146)	(907,799)
Net realized gain from redemptions in-kind	2,735,733	1,493,678
Distributions of long term capital gains from underlying investment companies	70,441	—
Net change in unrealized appreciation (depreciation) on investments	(2,294,423)	1,949,635
Net increase (decrease) in net assets resulting from operations	(1,088,494)	2,755,915

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,048,410)	—
Total distributions to shareholders	(1,048,410)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	44,367,994	111,715,355
Cost of Shares Redeemed	(78,968,697)	(44,376,120)
Net increase (decrease) in net assets from shares of beneficial interest	(34,600,703)	67,339,235

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,737,607)	70,095,150

NET ASSETS
Beginning of Period	70,095,150	—
End of Period **	$33,357,543	$70,095,150

SHARE ACTIVITY
Shares Sold	1,700,000	4,450,000
Shares Redeemed	(3,050,000)	(1,750,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,350,000)	2,700,000

*	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

**	Net Assets-End of Year includes accumulated net investment income of $230,283 as of November 30, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Dynamic Beta US Equity ETF
	For the Year Ended	For the Period Ended
	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.87	$25.00
Activity from investment operations:
Net investment income (2)	0.19	0.21
Net realized and unrealized gain on investments	1.86	2.66
Total from investment operations	2.05	2.87
Less distributions from:
Net investment income	(0.23)	—
Total distributions	(0.23)	—
Net asset value, end of period	$29.69	$27.87
Market price, end of period	$29.67	$27.88
Total return (4)	7.42%	11.48	% (3)
Market price Total return	7.31%	11.52	% (3)
Net assets, at end of period (000s)	$26,722	$41,798
Ratio of gross expenses to average net assets (6)	0.59%	0.59	% (8)
Ratio of net expenses to average net assets (6)	0.59%	0.29	% (8)
Ratio of net investment income to average net assets(5)(6)	0.67%	0.94	% (8)
Portfolio Turnover Rate (7)	858%	898	% (3)

(1)	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Growth ETF
	For the Year Ended		For the Period Ended
	November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$27.76		$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.28		(0.04)
Net realized and unrealized gain on investments	0.51		2.80
Total from investment operations	0.79		2.76
Less distributions from:
Net investment income	(0.17)		—
Net realized gains	(0.10)		—
Total distributions	(0.27)		—
Net asset value, end of period	$28.28		$27.76
Market price, end of period	$28.18		$27.77
Total return (4)	2.84	% (5)	11.04	% (3)
Market price Total return	2.47%		11.06	% (3)
Net assets, at end of period (000s)	$48,073		$66,633
Ratio of gross expenses to average net assets (7)	0.95%		0.95	% (9)
Ratio of net expenses to average net assets (7)	0.80%		0.95	% (9)
Ratio of net investment income (loss) to average net assets (6)(7)	0.98%		(0.19	)% (9)
Portfolio Turnover Rate (8)	309%		225	% (3)

(1)	The QuantX Dynamic Risk Managed Growth ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Multi-Asset Total Return ETF
	For the Year Ended		For the Period Ended
	November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$25.96		$25.00
Activity from investment operations:
Net investment income (2)	0.48		0.08
Net realized and unrealized gain (loss) on investments	(1.34)		0.88
Total from investment operations	(0.86)		0.96
Less distributions from:
Net investment income	(0.39)		—
Total distributions	(0.39)		—
Net asset value, end of period	$24.71		$25.96
Market price, end of period	$24.68		$25.94
Total return (4)	(3.38	)% (5)	3.84	% (3)
Market price Total return	(3.42)%		3.76	% (3)
Net assets, at end of period (000s)	$33,358		$70,095
Ratio of net expenses to average net assets (7)	1.25%		1.25	% (9)
Ratio of net investment income to average net assets(6)(7)	1.86%		0.38	% (9)
Portfolio Turnover Rate (8)	576%		431	% (3)

(1)	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2018

1.	ORGANIZATION

The QuantX Dynamic Beta US Equity ETF (Dynamic Beta US Equity ETF), the QuantX Risk Managed Growth ETF (Risk Managed Growth ETF), the QuantX Risk Managed Multi-Asset Total Return ETF (Risk Managed Multi-Asset Total Return ETF) (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds seeks to replicate investment results that generally correspond, before fees and expenses, to the performances of their respective index. The Funds commenced operation on January 25, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for the Funds’ assets measured at fair value:

QuantX Dynamic Beta US Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$23,926,948	$—	$—	$23,926,948
Real Estate Investment Trusts (REITs)	1,816,659	—	—	1,816,659
Total	$25,743,607	$—	$—	$25,743,607

QuantX Risk Managed Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,082,305	$—	$—	$36,082,305
Total	$36,082,305	$—	$—	$36,082,305

QuantX Risk Managed Multi-Asset Total Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,562,834	$—	$—	$22,562,834
Total	$22,562,834	$—	$—	$22,562,834

There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ November 30, 2017 returns or expected to be taken in the Funds’ November 30, 2018 year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $261,587,605 and $265,311,843 respectively, for QuantX Dynamic Beta US Equity ETF, $161,783,969 and $150,974,291 respectively, for QuantX Risk Managed Growth ETF, $220,618,836 and $227,371,433 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF.

For the year ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $89,192,511 and $102,670,243 respectively, for QuantX Dynamic Beta US Equity ETF, $18,111,102 and $55,116,567 respectively, for QuantX Risk Managed Growth ETF, $38,175,669 and $71,654,729 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Blue Sky Asset Management, LLC (the “Advisor”) serves as the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the Funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.59%, 0.95% and 1.25% of QuantX Beta US Equity ETF’s, Risk Managed Growth ETF’s, and Risk Managed Multi-Asset Total Return ETF’s average daily net assets, respectively.

For the year ended November 30, 2018 the Advisor waived fees in the amount of $82,146 for QuantX Risk Managed Growth ETF.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Advisor (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor (as a part of the unitary fee).

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor (as a part of the unitary fee).

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,163,373, $36,146,919, and $23,439,894 for the Dynamic Beta US Equity ETF, Risk Managed Growth ETF, and Risk Managed Multi-Asset Total Return ETF, respectively, and differs from market value by net unrealized appreciation (depreciation) consisted of:

Dynamic Beta US Equity ETF
Gross unrealized appreciation:	$365,516
Gross unrealized depreciation:	(785,282)
Net unrealized depreciation:	$(419,766)

Risk Managed Growth ETF
Gross unrealized appreciation:	$422,534
Gross unrealized depreciation:	(487,148)
Net unrealized depreciation:	$(64,614)

Risk Managed Multi-Asset Total Return ETF
Gross unrealized appreciation:	$198,076
Gross unrealized depreciation:	(1,075,136)
Net unrealized depreciation:	$(877,060)

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

The tax character of distributions for the fiscal year ended November 30, 2018 was as follows. There were no distributions for these funds at fiscal year ended November 30, 2017.

For the year ended November 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
QuantX Dynamic Beta US Equity ETF	$346,350	$—	$—	$346,350
QuantX Risk Managed Growth ETF	629,280	—	—	629,280
QuantX Risk Managed Multi-Asset Total Return ETF	1,048,410	—	—	1,048,410

As of November 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)

QuantX Dynamic Beta US Equity ETF	$110,683	$—	$(146,607)	$(1,837,194)	$—	$(419,766)	$(2,292,884)
QuantX Risk Managed Growth ETF	47,282	—	(40,969)	(524,104)	—	(64,614)	(582,405)
QuantX Risk Managed Multi-Asset Total Return ETF	—	—	(683,168)	(1,680,080)	—	(877,060)	(3,240,308)

The difference between book basis and tax basis undistributed income, undistributed accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
QuantX Dynamic Beta US Equity ETF	$146,607
QuantX Risk Managed Growth ETF	40,969
QuantX Risk Managed Multi-Asset Total Return ETF	683,168

At November 30, 2018, the following funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
QuantX Dynamic Beta US Equity ETF	$1,837,194	$—	$1,837,194	$—
QuantX Risk Managed Growth ETF	460,126	63,978	524,104	—
QuantX Risk Managed Multi-Asset Total Return ETF	1,680,080	—	1,680,080	—

Permanent book and tax differences, primarily attributable to the reclass of distributions and adjustments related to redemptions in kind, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2018 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
QuantX Dynamic Beta US Equity ETF	$4,634,910	$(4,634,910)
QuantX Risk Managed Growth ETF	6,403,905	(6,403,905)
QuantX Risk Managed Multi-Asset Total Return ETF	2,375,009	(2,375,009)

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases *

$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

7.	PRINCIPLE INVESTMENT RISKS

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Fund’s direct fees and expenses.

ETF Structure Risks: The Funds are structured as an ETF and as a result are subject to special risks, including:

●	Not Individually Redeemable. Shares of the Funds are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares of the Funds to constitute a Creation Unit.

●	Trading Issues. Trading in shares of the Funds on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Funds will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Funds’ shares.

●	Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in NAV and supply and demand for shares of the Funds and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

vary significantly. This means that shares of the Funds may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Funds’ shares and the Funds’ NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Funds’ shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds’ shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the shares of the Funds will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are not actively managed and do not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities or under common control. Companies which are affiliates of the Funds’ at November 30, 2018 are noted in the Funds’ Schedule of Investments. Transactions during the year ended November 30, 2018 with companies which are affiliates are as follows:

QuantX Risk Managed Growth ETF

CUSIP	Description	Shares - Beginning of Period	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Gain/(Loss)	Value -End of Period	Shares Held
66538H690	QuantX Dynamic Beta US Equity ETF	1,399,296	$38,942,408	$50,264,309	$66,559,650	$323,097	$5,764,044	$24,550,274	824,942

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The QuantX Risk Managed Growth ETF (“the Fund”) currently invests a portion of its assets in the QuantX Dynamic Beta US Equity ETF (“the Beta Fund”). The Fund may redeem its investment from the Beta Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Beta Fund. The financial statements of the Beta Fund, including its schedule of investments, can be found in this report or on the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of November 30, 2018, the percentage of the Fund’s net assets invested in the Beta Fund was 51.1%.

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV
and the Shareholders of QuantX Dynamic Beta US Equity ETF, QuantX Risk Managed Growth ETF, and QuantX Risk Managed Multi-Asset Total Return ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of QuantX Dynamic Beta US Equity ETF, QuantX Risk Managed Growth ETF, and QuantX Risk Managed Multi-Asset Total Return ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the schedules of investments, as of November 30, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period January 25, 2017 (commencement of operations) to November 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods listed above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania
January 28, 2019

The QuantX ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2018

Approval of Investment Advisory Agreement BSAM (Advisor to QuantX ETFs)

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 18-19, 2018, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “BSAM Advisory Agreement”) between Blue Sky Asset Management, LLC (the “Adviser”) and the Trust, with respect to QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi-Asset Total Return ETF, and QuantX Dynamic Beta US Equity ETF (each, a “Fund”, collectively, the “QuantX ETFs”). In considering the approval of the BSAM Advisory Agreement, the Board received materials specifically relating to the BSAM Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the BSAM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the BSAM Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the BSAM Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the proposed renewal of the BSAM Advisory Agreement, a description of the manner in which investment decisions were made and executed, a review of the professional personnel performing services for the QuantX ETFs, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel. The Board noted the Adviser’s commitment to ongoing research and business development. The Board then reviewed the capitalization of the Adviser based on financial information provided by and representations made by the Adviser and concluded that the Adviser was sufficiently well-capitalized, or its principals had the ability to make additional contributions in order to meet its obligations to the QuantX ETFs. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the BSAM Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by the Adviser to QuantX ETFs were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge Financial Solutions, LLC (“Broadridge”)and reviewed the performance of each Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods as of July 31, 2018:

QuantX Dynamic Beta US Equity ETF. The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median and Broadridge peer group median for both periods. The Board concluded the Fund’’s performance was satisfactory.

QuantX Risk Managed Growth ETF. The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median for the both periods. The Board noted that the Fund outperformed the peer group median for the one-year period and was in-line for the period since inception. The Board noted that the Fund was the best performing fund in the Morningstar category for the one-year period. The Board concluded the Fund’s performance was satisfactory.

The QuantX ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
November 30, 2018

QuantX Risk Managed Multi-Asset Total Return. The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median and peer group median for both periods. The Board concluded the Fund’s performance was satisfactory.

Fees and Expenses. As to the costs of the services provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Fund’s advisory fee and overall expenses compared to its peer group and Morningstar category as presented in the Broadridge reports. The Board noted the advisory fee of each respective Fund was on the high side but not the highest in its peer group. The Board noted the Adviser charged a unitary management fee out of which the Adviser was responsible to pay substantially all expenses of the QuantX ETFs including transfer agency, custody, fund administration, legal, audit and other services, excluding any acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments; borrowing costs distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of business. It was the consensus of the Board that, given the unitary fee structure and other factors, each advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis prepared by the Adviser and noted that the Adviser derived profits from each Fund during the first two years of operation of each Fund. After further discussion, the Board agreed that the profits to the Adviser related to each Fund did not appear to be excessive.

Economies of Scale. The Board noted that economies of scale had not yet been reached for any Fund. The Board noted that consideration of economies of scale would be revisited as assets grow for each Fund.

Conclusion. Accordingly, having requested and received such information from the QuantX ETFs as the Board believed to be reasonably necessary to evaluate the terms of the BSAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board including a majority of the Independent Trustees, determined that, with respect to the BSAM Advisory Agreement, (a) the terms of the BSAM Advisory Agreement were reasonable; (b) the advisory fee was reasonable; and (c) the BSAM Advisory Agreement was in the best interests of each Fund and its respective shareholders, as appropriate.

The QuantX ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

Example

As a shareholder of the QuantX ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18 – 11/30/18 *	Ending Account Value 6/1/18	Expenses Paid During Period 6/1/18 – 11/30/18 *	Expense Ratio During The Period 6/1/18 – 11/30/18

QuantX Dynamic Beta US Equity ETF	$1,000.00	$1,031.30	$3.00	$1,022.11	$2.99	0.59%
QuantX Risk Managed Growth ETF	$1,000.00	$1,004.30	$4.77	$1,020.31	$4.81	0.95%
QuantX Risk Managed Multi Asset Total Return ETF	$1,000.00	$944.90	$6.09	$1,018.80	$6.33	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

The QuantX ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2018).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003); GR Group (since 2008).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/18 – NLFT IV_v3

The QuantX ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2018

Officers

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer since 2015	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2018, the Trust was comprised of 22 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-270-0300.

11/30/18 – NLFT IV_v3

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Blue Sky Asset Management, LLC
6400 S. Fiddlers Green Circle
Suite 350
Greenwood Village, CO 80111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ira Rothblut is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rothblut is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018

QuantX Dynamic Beta US Equity ETF - $12,200

QuantX Risk Managed Growth ETF - $12,200

QuantX Risk Managed Multi Asset Total Return ETF - $12,200

2017

QuantX Dynamic Beta US Equity ETF - $12,200

QuantX Risk Managed Growth ETF - $12,200

QuantX Risk Managed Multi Asset Income ETF - $12,200

QuantX Risk Managed Multi Asset Total Return ETF - $12,200

QuantX Risk Managed Real Return ETF - $12,200

(b)	Audit-Related Fees

2018 - None

2017 – None

(c)	Tax Fees

2018

QuantX Dynamic Beta US Equity ETF - $2,200

QuantX Risk Managed Growth ETF - $2,200

QuantX Risk Managed Multi Asset Total Return ETF - $2,200

2017

QuantX Dynamic Beta US Equity ETF - $2,200

QuantX Risk Managed Growth ETF - $2,200

QuantX Risk Managed Multi Asset Income ETF - $2,200

QuantX Risk Managed Multi Asset Total Return ETF - $2,200

QuantX Risk Managed Real Return ETF - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $0

2017 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/19